UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scion Capital, LLC
Address: 20400 Stevens Creek Blvd, Suite 840
         Cupertino, CA  95014

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael J. Burry
Title:     Managing Member
Phone:     408-441-8400

Signature, Place, and Date of Signing:

       /s/  Michael J. Burry     Cupertino, CA     February 02, 2005

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     10

Form13F Information Table Value Total:     $145,185 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFC ENTERPRISES INC            COM              00104Q107     6188   261000 SH       SOLE                   261000        0        0
CALPINE CORP                   COM              131347106    11256  2856800 SH       SOLE                  2856800        0        0
CHESAPEAKE ENERGY CORP         COM              165167107    27125  1643960 SH       SOLE                  1643960        0        0
HILFIGER TOMMY CORP            ORD              G8915Z102     9690   859000 SH       SOLE                   859000        0        0
MAXXAM INC                     COM              577913106    17286   527000 SH       SOLE                   527000        0        0
NTL INC DEL                    COM              62940M104    19488   267100 SH       SOLE                   267100        0        0
PFIZER INC                     COM              717081103     1371  1377900 SH  CALL SOLE                  1377900        0        0
QUIPP INC                      COM              748802105     1541   122712 SH       SOLE                   122712        0        0
TELEWEST GLOBAL INC            COM              87956T107    17813  1013279 SH       SOLE                  1013279        0        0
USA MOBILITY INC               COM              90341G103    33427   946664 SH       SOLE                   946664        0        0